Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Jun. 28, 2014	Jun. 29, 2013
Debt Instrument [Line Items]
Commercial paper	$ 6,308,000,000	$ 0
Commercial paper, weighted-average interest rate	0.12%
Debt instrument aggregate principal amount	29,000,000,000	17,000,000,000
Interest expense	381,000,000	136,000,000
2014 Debt Issuance
Debt Instrument [Line Items]
Debt instrument aggregate principal amount			12,000,000,000
2013 Debt Issuance
Debt Instrument [Line Items]
Debt instrument aggregate principal amount				17,000,000,000
Interest Rate Swap
Debt Instrument [Line Items]
Notional Amount			9,000,000,000	3,000,000,000
Maximum
Debt Instrument [Line Items]
Commercial paper, maturity period	9 months
Level 2
Debt Instrument [Line Items]
Debt instrument fair value	$ 28,500,000,000	$ 15,900,000,000